Offerings - Offering: 1	Jan. 16, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Interests in Index Strategy options
Maximum Aggregate Offering Price	$ 2,896,451,846.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 400,000.00
Offering Note	(1) The Amount Registered and the Proposed Maximum Offering Price Per Unit are not applicable because the securities are not issued in predetermined amounts or units. (2) Approximately $__________ of unsold securities previously registered in the Registration Statement on Form S-3, File No. 333-281814, are hereby carried forward to this Registration Statement on Form S-1. In accordance with Rule 415(a)(6) the offering of securities under the Registration Statement on Form S-3, File No. 333-281814, will be deemed terminated as of the Effective Date of this Registration Statement.